Subsequent Event (Details) - Subsequent Event [Member] - Teekay LNG [Member] - USD ($) $ in Millions	Aug. 01, 2016	Jul. 19, 2016
Subsequent Event [Line Items]
Operating lease arrangement period, lessor		5 years
Sale leaseback transaction, net proceeds	$ 176